Other income/(expenses), net (Tables)	6 Months Ended
Jun. 30, 2023
Analysis of income and expense [abstract]
Disclosure of other income (expenses)
Other income and expenses, net include the following:

in € thousand	Six months ended June 30,
	2023	2022
Research and development tax credit	4,955	6,770
Grant income	9,946	89
Profit/(loss) on disposal of fixed assets and intangible assets, net	(73)	(46)
Profit/(loss) from revaluation of lease agreements	64	—
Taxes, duties, fees, charges, other than income tax	(353)	(227)
Miscellaneous income/(expenses), net	(525)	(2,989)
OTHER INCOME AND EXPENSES, NET	14,015	3,597